Other disclosures - Contractual maturities of liabilities at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Undiscounted financial liabilities at amortised cost	€ 1,339,819	€ 1,236,632	€ 1,220,145
On demand
Liabilities
Undiscounted financial liabilities at amortised cost	712,188	637,351	615,078
Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	93,229	83,434	99,245
1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	70,507	90,987	88,369
3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	98,843	92,728	157,899
1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	195,435	172,827	132,136
3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	98,752	78,812	60,338
More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	70,865	80,493	67,080
Deposits
Liabilities
Undiscounted financial liabilities at amortised cost	1,062,937	982,761	934,147
Deposits | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	705,129	629,043	603,126
Deposits | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	75,102	62,872	75,899
Deposits | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	45,552	67,567	61,107
Deposits | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	62,896	60,465	109,747
Deposits | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	116,343	108,326	63,013
Deposits | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	52,031	32,260	14,027
Deposits | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	5,884	22,228	7,228
Central banks
Liabilities
Undiscounted financial liabilities at amortised cost	138,992	112,494	61,844
Central banks | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	83	150	99
Central banks | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	4,657	5,204	454
Central banks | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	1,205	5,293	41
Central banks | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	2,131	3,217	32,805
Central banks | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	91,327	82,803	28,255
Central banks | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	39,579	15,827	190
Central banks | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	10	0	0
Credit institutions
Liabilities
Undiscounted financial liabilities at amortised cost	51,133	61,574	88,893
Credit institutions | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	12,683	14,334	23,348
Credit institutions | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	3,491	7,158	14,491
Credit institutions | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	12,693	15,209	18,810
Credit institutions | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	11,867	9,606	14,134
Credit institutions | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	4,504	5,031	8,519
Credit institutions | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	1,945	5,903	5,478
Credit institutions | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	3,950	4,333	4,113
Customers
Liabilities
Undiscounted financial liabilities at amortised cost	872,812	808,693	783,410
Customers | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	692,363	614,559	579,679
Customers | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	66,954	50,510	60,954
Customers | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	31,654	47,065	42,256
Customers | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	48,898	47,642	62,808
Customers | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	20,512	20,492	26,239
Customers | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	10,507	10,530	8,359
Customers | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	1,924	17,895	3,115
Marketable debt securities
Liabilities
Undiscounted financial liabilities at amortised cost	247,009	226,903	255,889
Marketable debt securities | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	0	0	0
Marketable debt securities | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	14,067	15,298	16,252
Marketable debt securities | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	18,508	19,009	22,912
Marketable debt securities | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	30,618	31,103	48,030
Marketable debt securities | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	73,131	58,645	64,650
Marketable debt securities | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	46,367	46,118	45,830
Marketable debt securities | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	64,318	56,730	58,215
Other financial liabilities
Liabilities
Undiscounted financial liabilities at amortised cost	29,873	26,968	30,109
Other financial liabilities | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	7,059	8,308	11,952
Other financial liabilities | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	4,060	5,264	7,094
Other financial liabilities | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	6,447	4,411	4,350
Other financial liabilities | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	5,329	1,160	122
Other financial liabilities | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	5,961	5,856	4,473
Other financial liabilities | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	354	434	481
Other financial liabilities | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	€ 663	€ 1,535	€ 1,637